Nature of Operations (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2020	May 31, 2019	May 31, 2020	May 31, 2019	Nov. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (1,048,433)	$ (2,072,798)	$ (2,795,806)	$ (5,297,247)
Accumulated deficit	(96,501,391)		(96,501,391)		$ (93,705,585)
Working capital deficiency	$ (7,843,442)		$ (7,843,442)		$ (5,965,627)